UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2016

Date of reporting period: March 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
MARCH 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.1%
	Shares	Value

CONSUMER DISCRETIONARY — 17.5%
American Eagle Outfitters	787,005	$13,119,374
Buckle	359,167	12,164,986
Cinemark Holdings	262,720	9,413,258
Garmin	102,500	4,095,900
General Motors	377,580	11,867,339
Meredith	116,281	5,523,347
Regal Entertainment Group, Cl A	666,968	14,099,704

		70,283,908

ENERGY — 3.7%
Dorchester Minerals LP (A)	223,903	2,550,255
Royal Dutch Shell ADR, Cl B	245,795	12,090,656

		14,640,911

FINANCIALS — 7.0%
Federated Investors, Cl B	353,620	10,201,937
FNB	432,654	5,628,828
People’s United Financial	756,115	12,044,912

		27,875,677

HEALTH CARE — 11.0%
AbbVie	195,980	11,194,378
GlaxoSmithKline ADR	292,446	11,858,685
Merck	221,735	11,731,999
Pfizer	316,525	9,381,801

		44,166,863

INDUSTRIALS — 12.1%
ABB ADR	633,660	12,305,677
Eaton	232,800	14,563,968
Emerson Electric	198,965	10,819,717
General Electric	335,905	10,678,420

		48,367,782

INFORMATION TECHNOLOGY — 13.9%
Cisco Systems	443,680	12,631,569
Intel	202,850	6,562,198
Maxim Integrated Products	283,595	10,430,624
Microchip Technology	164,715	7,939,263
QUALCOMM	190,005	9,716,856
Seagate Technology	250,660	8,635,237

		55,915,747

MATERIALS — 6.3%
Dow Chemical	237,225	12,065,263
Nucor	281,160	13,298,868

		25,364,131

REAL ESTATE INVESTMENT TRUST — 12.5%
Hospitality Properties Trust	458,895	12,188,251
Lamar Advertising, Cl A	200,020	12,301,230
Ryman Hospitality Properties	234,080	12,050,439

1

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
MARCH 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value

REAL ESTATE INVESTMENT TRUST — continued
Weyerhaeuser	432,598	$13,401,886

		49,941,806

TELECOMMUNICATION SERVICES — 10.8%
AT&T	409,505	16,040,311
BCE	311,405	14,181,383
Vodafone Group ADR	412,055	13,206,363

		43,428,057

UTILITIES — 3.3%
Public Service Enterprise Group	281,985	13,292,773

TOTAL COMMON STOCK (Cost $364,574,113)		393,277,655

SHORT-TERM INVESTMENT(B) — 1.7%
SEI Daily Income Trust, Government Fund, Cl A, 0.13% (Cost $6,921,623)	6,921,623	6,921,623

TOTAL INVESTMENTS — 99.8% (Cost $371,495,736) †		$400,199,278

Percentages are based on Net Assets of $401,024,732.

(A)	Security considered Master Limited Partnership. At March 31, 2016, the value of such security amounted to $2,550,255 or 0.6% of net assets.
(B)	The rate reported is the 7-day effective yield as of March 31, 2016.

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

†	At March 31, 2016, the tax basis cost of the Fund’s investments was $371,495,736 and the unrealized appreciation and depreciation were $44,558,009 and $(15,854,467), respectively.

As of March 31, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the quarter ended March 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities, and there were no Level 3 securities held by the Fund.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

HCM-QH-001-0900

2

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 25, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: May 25, 2016